Stock-Based Compensation Policies (Policies)	12 Months Ended
Jan. 02, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation
Stock-based compensation expense recognized in the consolidated statements of operations for fiscal years 2015, 2014 and 2013 was based on awards ultimately expected to vest and, as such, was reduced for estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on historical experience.